Financial instruments and risk management - Summary of financial instruments carried at fair value (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 8,027	$ 10,773
Investments in equity shares and funds	3,971	4,299
Equity shares and quoted funds	61	130
Other investments, including loans	2,839	2,782
Trade and other financial receivables	2,938	3,007
Trade and other financial payables	(5,398)	(5,552)
Net assets	45,242	49,823
Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	8,027	10,773
Investments in equity shares and funds	61	130
Other investments, including loans	2,839	2,782
Trade and other financial receivables	2,938	3,007
Financial assets (excluding derivative assets)		16,692
Forward contracts and option contracts: designated as hedges(f) (Section B)	42	8
Forward contracts and option contracts, not designated as hedges	120	334
Derivatives related to net debt	(147)	(288)
Trade and other financial payables	(5,398)	(5,552)
Net assets	8,482	11,194
Fair value | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	5,320	7,994
Investments in equity shares and funds	26	92
Other investments, including loans	2,607	2,544
Trade and other financial receivables	15	20
Financial assets (excluding derivative assets)		10,650
Net assets	7,968	10,650
Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Trade and other financial receivables	1,122	972
Financial assets (excluding derivative assets)		972
Forward contracts and option contracts, not designated as hedges	25	(25)
Derivatives related to net debt	(147)	(288)
Trade and other financial payables	(57)	(39)
Net assets	943	620
Fair value | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Investments in equity shares and funds	35	38
Other investments, including loans	211	232
Financial assets (excluding derivative assets)		270
Forward contracts and option contracts: designated as hedges(f) (Section B)	42	8
Forward contracts and option contracts, not designated as hedges	95	359
Net assets	383	637
Not held at fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	2,707	2,779
Other investments, including loans	21	6
Trade and other financial receivables	1,801	2,015
Financial assets (excluding derivative assets)		4,800
Trade and other financial payables	(5,341)	(5,513)
Net assets	$ (812)	$ (713)